EMLCD STAT SUP-1 081915

Statutory Prospectus Supplement dated August 19, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Emerging Market Local Currency Debt Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Avi Hooper	Portfolio Manager	2015
Joseph Ordonez	Portfolio Manager	2015
Joseph Portera	Portfolio Manager	2013
Rashique Rahman	Portfolio Manager	2015”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Avi Hooper, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2004 to 2010, he was a Portfolio Manager with Blackfriars Asset Management.

•	Jorge Ordonez, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2015. From 2008 to 2015, he served as a Managing Director at Claren Road Asset Management LLC.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a managing director and lead Portfolio Manager at Hartford Investment Management.

•	Rashique Rahman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley where he served as co-head of Global FX and Emerging Markets Strategy.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

EMLCD STAT SUP-1 081915

AIF STAT SUP-1 081915

Statutory Prospectus Supplement dated August 19, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco International Total Return Fund
Invesco Developing Markets Fund	Invesco MLP Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Pacific Growth Fund
Invesco Emerging Markets Equity Fund	Invesco Premium Income Fund
Invesco Endeavor Fund	Invesco Select Companies Fund
Invesco Global Infrastructure Fund	Invesco Strategic Income Fund
Invesco Global Markets Strategy Fund	Invesco Unconstrained Bond Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND - Management of the Fund” in the prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Avi Hooper	Portfolio Manager	2015
Jorge Ordonez	Portfolio Manager	2015
Joseph Portera	Portfolio Manager	2013
Rashique Rahman	Portfolio Manager	2015”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- Portfolio Managers - Invesco Emerging Market Local Currency Debt Fund” in the prospectus:

•	“Avi Hooper, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2004 to 2010, he was a Portfolio Manager with Blackfriars Asset Management.

•	Jorge Ordonez, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2015. From 2008 to 2015, he served as a Managing Director at Claren Road Asset Management LLC.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a managing director and lead Portfolio Manager at Hartford Investment Management.

•	Rashique Rahman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley where he served as co-head of Global FX and Emerging Markets Strategy.”

AIF STAT SUP-1 081915

AIF SUP-3 081915

Statement of Additional Information Supplement dated August 19, 2015

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Greater China Fund
Invesco Balanced-Risk Allocation Fund	Invesco International Total Return Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Long/Short Equity Fund
Invesco Developing Markets Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Macro International Equity Fund
Invesco Emerging Markets Equity Fund	Invesco Macro Long/Short Fund
Invesco Endeavor Fund	Invesco MLP Fund
Invesco Global Health Care Fund	Invesco Premium Income Fund
Invesco Global Infrastructure Fund	Invesco Select Companies Fund
Invesco Global Market Neutral Fund	Invesco Strategic Income Fund
Invesco Global Markets Strategy Fund	Invesco Unconstrained Bond Fund
Invesco Global Targeted Returns Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” and “-Assets Managed” for Invesco Emerging Market Local Currency Debt Fund in Appendix H of the Statement of Additional Information:

Investments

The following information is as of October 31, 2014, unless otherwise noted:

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Emerging Market Local Currency Debt Fund
Avi Hooper[4]	None	N/A	None
Jorge Ordonez[5]	None	N/A	None
Joseph Portera	$10,001 - $50,000	N/A	$100,001 - $500,000
Rashique Rahman[6]	None	None	None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects the combined holdings from both the “Dollar Range of Investments in Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
4	Mr. Hooper began serving as a portfolio manager of Invesco Emerging Market Local Currency Debt Fund effective August 19, 2015. Information for Mr. Hooper has been provided as of June 30, 2015.
5	Mr. Ordonez began serving as a portfolio manager of Invesco Emerging Market Local Currency Debt Fund effective August 19, 2015. Information for Mr. Ordonez has been provided as of August 19, 2015.
6	Mr. Rahman began serving as a portfolio manager of Invesco Emerging Market Local Currency Debt Fund effective February 27, 2015. Information for Mr. Rahman has been provided as of February 27, 2015.

AIF SUP-3 081915

AIF SUP-3 081915

Assets Managed

The following information is as of October 31, 2014, unless otherwise noted:

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Emerging Market Local Currency Debt Fund
Avi Hooper[4]	1	$52.7	2	$792.3	None	None
Jorge Ordonez[5]	None	None	None	None	None	None
Joseph Portera	3	$854	5	$1,883.9	None	None
Rashique Rahman[6]	None	None	None	None	None	None

AIF SUP-3 081915